Warrants (Tables)	12 Months Ended
Jun. 30, 2025
Warrants
Schedule of Warrants

	Number of warrants	Weighted-Average Exercise Price	Weighted Average Contractual Term (in years)

Outstanding as June 30, 2023	-	$-	$-
Granted	5,675,455	1.08	5.0
Exercised	(5,675,455)	-	-
Outstanding as June 30, 2024	-	$-	$-

Outstanding as June 30, 2024	-	$-	$-
Granted	1,250,997	5.02	3.0
Repurchased	(1,250,997)	-	-
Outstanding as June 30, 2025	-	$-	$-